RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	0 Months Ended
Mar. 31, 2015
Recently Adopted And Issued Accounting Pronouncements [Abstract]
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NOTE 2 – Recently adopted and issued accounting pronouncements:

In February 2015, the Financial Accounting Standards Board (the "FASB") issued amended guidance on current accounting for consolidation of certain entities. Pursuant to this guidance, reporting enterprises should evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity ("VIE"), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The guidance is effective for the interim and annual periods beginning on or after December 15, 2015 (early adoption is permitted). Teva is currently evaluating the impact of the amended guidance on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016). The guidance permits the use of either a retrospective or cumulative effect transition method. Teva is currently evaluating the impact of the guidance on its consolidated financial statements.